UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of January 31, 2012

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2012.

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 95.0%

		Australia — 4.9%
16		AGL Energy Ltd. (m)	247
81		Alumina Ltd. (m)	111
41		Amcor Ltd. (m)	309
95		AMP Ltd. (m)	432
33		Asciano Ltd. (m)	165
6		ASX Ltd. (m)	189
89		Australia & New Zealand Banking Group Ltd. (m)	2,034
12		Bendigo and Adelaide Bank Ltd. (m)	108
449		BGP Holdings Beneficial Interest Share (a) (f) (i)	—
109		BHP Billiton Ltd. (m)	4,322
24		Boral Ltd. (m)	104
50		Brambles Ltd. (m)	384
5		Caltex Australia Ltd. (m)	62
65		CFS Retail Property Trust (m)	119
19		Coca-Cola Amatil Ltd. (m)	235
2		Cochlear Ltd. (m)	117
53		Commonwealth Bank of Australia (m)	2,847
16		Computershare Ltd. (m)	128
16		Crown Ltd. (m)	141
18		CSL Ltd. (m)	589
163		Dexus Property Group (m)	154
—	(h)	DuluxGroup Ltd. (m)	—	(h)
23		Echo Entertainment Group Ltd. (a) (m)	87
76		Fairfax Media Ltd. (m)	60
42		Fortescue Metals Group Ltd. (m)	222
232		Goodman Group (m)	158
60		GPT Group (m)	196
18		Harvey Norman Holdings Ltd. (m)	39
14		Iluka Resources Ltd. (m)	273
55		Incitec Pivot Ltd. (m)	186
70		Insurance Australia Group Ltd. (m)	217
5		Leighton Holdings Ltd. (m)	125
18		Lend Lease Group (m)	141
61		Lynas Corp., Ltd. (a) (m)	86
12		Macquarie Group Ltd. (m)	316
26		Metcash Ltd. (m)	110
117		Mirvac Group (m)	153
75		National Australia Bank Ltd. (m)	1,894
26		Newcrest Mining Ltd. (m)	930
45		OneSteel Ltd. (m)	36
12		Orica Ltd. (m)	321
36		Origin Energy Ltd. (m)	526
11		OZ Minerals Ltd. (m)	127
38		Qantas Airways Ltd. (a) (m)	63
37		QBE Insurance Group Ltd. (m)	452
58		QR National Ltd. (m)	228
4		Ramsay Health Care Ltd. (m)	90
15		Rio Tinto Ltd. (m)	1,090
32		Santos Ltd. (m)	459
12		Sonic Healthcare Ltd. (m)	149
47		SP AusNet (m)	49
81		Stockland (m)	288
44		Suncorp Group Ltd. (m)	389
13		Sydney Airport (m)	36
23		TABCORP Holdings Ltd. (m)	71
44		Tatts Group Ltd. (m)	118
147		Telstra Corp., Ltd. (m)	519
22		Toll Holdings Ltd. (m)	119
44		Transurban Group (m)	256
34		Wesfarmers Ltd. (m)	1,099
75		Westfield Group (m)	673
98		Westfield Retail Trust (m)	261
103		Westpac Banking Corp. (m)	2,309
22		Woodside Petroleum Ltd. (m)	784
41		Woolworths Ltd. (m)	1,089
6		WorleyParsons Ltd. (m)	188

			29,779

		Austria — 1.1%
50		Erste Group Bank AG (m)	1,098
249		IMMOFINANZ AG (a) (m)	801
44		OMV AG (m)	1,430
13		Raiffeisen Bank International AG (m)	441
89		Telekom Austria AG (m)	1,035
18		Verbund AG (m)	487
10		Vienna Insurance Group AG Wiener Versicherung Gruppe (m)	436
29		Voestalpine AG (m)	947

			6,675

		Belgium — 1.8%
248		Ageas (m)	517
92		Anheuser-Busch InBev N.V. (m)	5,564
4		Bekaert S.A. (m)	170
17		Belgacom S.A. (m)	543
9		Colruyt S.A. (m)	325
12		Delhaize Group S.A. (m)	635
9		Groupe Bruxelles Lambert S.A. (m)	667

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

		Belgium — Continued
18		KBC Groep N.V. (m)	334
4		Mobistar S.A. (m)	179
7		Solvay S.A. (m)	661
12		UCB S.A. (m)	470
13		Umicore S.A. (m)	605

			10,670

		Bermuda — 0.2%
35		Seadrill Ltd. (m)	1,289

		Brazil — 0.2%
16		BM&F Bovespa S.A. (m)	98
6		BRF - Brasil Foods S.A. (m)	121
3		Natura Cosmeticos S.A. (m)	60
34		Petroleo Brasileiro S.A. (m)	521
17		Vale S.A. (m)	443

			1,243

		Chile — 0.7%
4,053		Banco Santander Chile (m)	319
7		CAP S.A. (m)	309
72		Cencosud S.A. (m)	407
280		Empresa Nacional de Electricidad S.A. (m)	432
82		Empresas CMPC S.A. (m)	327
37		Empresas COPEC S.A. (m)	554
333		Enersis S.A. (m)	121
26		Enersis S.A., ADR (m)	482
9		ENTEL Chile S.A. (m)	160
14		Lan Airlines S.A. (m)	349
41		S.A.C.I. Falabella (m)	352
9		Sociedad Quimica y Minera de Chile S.A., Class B (m)	504

			4,316

		China — 0.7%
672		Bank of China Ltd., Class H (m)	288
26		BBMG Corp., Class H (m)	19
94		BYD Co., Ltd., Class H (a) (m)	293
468		China Construction Bank Corp., Class H (m)	374
75		China Life Insurance Co., Ltd., Class H (m)	220
158		CNOOC Ltd. (m)	322
410		Datang International Power Generation Co., Ltd., Class H (m)	137
41		Foxconn International Holdings Ltd. (a) (m)	28
226		Huaneng Power International, Inc., Class H (m)	137
601		Industrial & Commercial Bank of China, Class H (m)	420
48		Lenovo Group Ltd. (m)	38
431		PetroChina Co., Ltd., Class H (m)	627
17		Ping An Insurance Group Co. of China Ltd., Class H (m)	130
44		Sands China Ltd. (a) (m)	150
91		Shui On Land Ltd. (m)	32
11		Tencent Holdings Ltd. (m)	261
74		Tingyi Cayman Islands Holding Corp. (m)	216
28		Wynn Macau Ltd. (m)	72
54		Yangzijiang Shipbuilding Holdings Ltd. (m)	47
167		Yanzhou Coal Mining Co., Ltd., Class H (m)	400
361		Zhejiang Expressway Co., Ltd., Class H (m)	253

			4,464

		Denmark — 1.2%
—	(h)	A.P. Moller - Maersk A/S, Class A (m)	246
—	(h)	A.P. Moller - Maersk A/S, Class B (m)	664
7		Carlsberg A/S, Class B (m)	552
2		Coloplast A/S, Class B (m)	235
44		Danske Bank A/S (a) (m)	645
14		DSV A/S (m)	281
29		Novo Nordisk A/S, Class B (m)	3,407
16		Novozymes A/S, Class B (m)	452
25		TDC A/S (m)	192
1		Tryg A/S (m)	81
13		Vestas Wind Systems A/S (a) (m)	150
2		William Demant Holding A/S (a) (m)	148

			7,053

		Finland — 0.8%
8		Elisa OYJ (m)	164
25		Fortum OYJ (m)	539
3		Kesko OYJ, Class B (m)	120
9		Kone OYJ, Class B (m)	478
7		Metso OYJ (m)	314
6		Neste Oil OYJ (m)	71
209		Nokia OYJ (m)	1,052
6		Nokian Renkaat OYJ (m)	218
6		Orion OYJ, Class B (m)	115
7		Pohjola Bank plc, Class A (m)	80
23		Sampo OYJ, Class A (m)	613
4		Sanoma OYJ (m)	60

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

		Finland — Continued
32		Stora Enso OYJ, Class R (m)	227
31		UPM-Kymmene OYJ (m)	393
10		Wartsila OYJ (m)	321

			4,765

		France — 8.4%
8		Accor S.A. (m)	259
2		Aeroports de Paris (m)	148
16		Air Liquide S.A. (m)	2,074
127		Alcatel-Lucent (a) (m)	224
12		Alstom S.A. (m)	458
3		Arkema S.A. (m)	260
3		Atos Origin S.A. (m)	148
101		AXA S.A. (m)	1,540
—	(h)	BioMerieux (m)	4
56		BNP Paribas S.A. (m)	2,385
15		Bouygues S.A. (m)	459
3		Bureau Veritas S.A. (m)	238
8		Cap Gemini S.A. (m)	310
33		Carrefour S.A. (m)	766
3		Casino Guichard Perrachon S.A. (m)	280
3		Christian Dior S.A. (m)	449
23		Cie de St-Gobain (m)	1,027
9		Cie Generale de Geophysique-Veritas (a) (m)	241
12		Cie Generale d’Optique Essilor International S.A. (m)	848
8		CNP Assurances (m)	109
10		Compagnie Generale des Etablissements Michelin, Class B (m)	708
60		Credit Agricole S.A. (m)	369
34		Danone (m)	2,089
3		Dassault Systemes S.A. (m)	288
9		Edenred (m)	216
14		EDF S.A. (m)	320
2		Eiffage S.A. (m)	63
2		Eurazeo (m)	88
6		Eutelsat Communications S.A. (m)	212
2		Fonciere Des Regions (m)	103
107		France Telecom S.A. (m)	1,612
72		GDF Suez (m)	1,953
1		Gecina S.A. (m)	127
30		Groupe Eurotunnel S.A. (m)	249
1		ICADE (m)	104
1		Iliad S.A. (m)	126
2		Imerys S.A. (m)	101
4		JCDecaux S.A. (a) (m)	100
6		Klepierre (m)	189
12		Lafarge S.A. (m)	474
7		Lagardere S.C.A (m)	195
13		Legrand S.A. (m)	452
14		L’Oreal S.A. (m)	1,479
15		LVMH Moet Hennessy Louis Vuitton S.A. (m)	2,383
50		Natixis (m)	155
2		Neopost S.A. (m)	148
—	(h)	PagesJaunes Groupe (m)	2
11		Pernod-Ricard S.A. (m)	1,106
9		Peugeot S.A. (m)	162
4		PPR (m)	697
9		Publicis Groupe S.A. (m)	434
11		Renault S.A. (m)	483
10		Safran S.A. (m)	298
66		Sanofi (m)	4,909
28		Schneider Electric S.A. (m)	1,770
10		SCOR SE (m)	253
2		Societe BIC S.A. (m)	135
38		Societe Generale S.A. (m)	1,010
6		Societe Television Francaise 1 (m)	65
5		Sodexo (m)	403
15		Suez Environnement Co. (m)	197
6		Technip S.A. (m)	540
6		Thales S.A. (m)	205
123		Total S.A. (m)	6,518
5		Unibail-Rodamco SE (m)	1,019
6		Vallourec S.A. (m)	440
22		Veolia Environnement S.A. (m)	246
26		Vinci S.A. (m)	1,223
72		Vivendi S.A. (m)	1,512
2		Wendel S.A. (m)	149

			50,306

		Germany — 11.1%
18		Adidas AG (m)	1,310
40		Allianz SE (m)	4,383
4		Axel Springer AG (m)	168
80		BASF SE (m)	6,194
72		Bayer AG (m)	5,075
29		Bayerische Motoren Werke AG (m)	2,486
9		Beiersdorf AG (m)	524

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

	Germany — Continued
3	Brenntag AG (m)	294
8	Celesio AG (m)	152
308	Commerzbank AG (a) (m)	739
7	Continental AG (a) (m)	564
79	Daimler AG (m)	4,396
81	Deutsche Bank AG (m)	3,467
17	Deutsche Boerse AG (a) (m)	1,005
21	Deutsche Lufthansa AG (m)	287
74	Deutsche Post AG (m)	1,227
245	Deutsche Telekom AG (m)	2,763
157	E.ON AG (m)	3,377
3	Fraport AG Frankfurt Airport Services Worldwide (m)	196
18	Fresenius Medical Care AG & Co. KGaA (m)	1,300
10	Fresenius SE & Co. KGaA (m)	1,000
15	GEA Group AG (m)	487
5	Hannover Rueckversicherung AG (m)	288
12	HeidelbergCement AG (m)	612
12	Henkel AG & Co. KGaA (m)	600
4	Hochtief AG (m)	234
95	Infineon Technologies AG (m)	871
15	K+S AG (m)	711
8	Kabel Deutschland Holding AG (a) (m)	411
7	Lanxess AG (m)	476
15	Linde AG (m)	2,384
6	MAN SE (m)	590
6	Merck KGaA (m)	589
11	Metro AG (m)	439
16	Muenchener Rueckversicherungs AG (m)	2,046
37	RWE AG (m)	1,406
4	Salzgitter AG (m)	212
80	SAP AG (m)	4,857
72	Siemens AG (m)	6,792
6	Suedzucker AG (m)	167
34	ThyssenKrupp AG (m)	963
9	United Internet AG (m)	176
3	Volkswagen AG (m)	432
1	Wacker Chemie AG (m)	125

		66,775

	Greece — 0.4%
44	Coca Cola Hellenic Bottling Co. S.A. (a) (m)	812
59	Hellenic Telecommunications Organization S.A. (m)	217
228	National Bank of Greece S.A. (a) (m)	820
53	OPAP S.A. (m)	546

		2,395

	Hong Kong — 1.0%
157	AIA Group Ltd. (m)	522
4	ASM Pacific Technology Ltd. (m)	49
28	Bank of East Asia Ltd. (m)	115
118	Belle International Holdings Ltd. (m)	191
69	BOC Hong Kong Holdings Ltd. (m)	182
22	Cathay Pacific Airways Ltd. (m)	44
26	Cheung Kong Holdings Ltd. (m)	352
9	Cheung Kong Infrastructure Holdings Ltd. (m)	51
60	China Mobile Ltd. (m)	618
1	Chinese Estates Holdings Ltd. (m)	2
36	CLP Holdings Ltd. (m)	293
40	First Pacific Co., Ltd. (m)	46
23	Galaxy Entertainment Group Ltd. (a) (m)	50
16	Hang Lung Group Ltd. (m)	102
46	Hang Lung Properties Ltd. (m)	158
14	Hang Seng Bank Ltd. (m)	184
18	Henderson Land Development Co., Ltd. (m)	98
2	HKT Trust/HKT Ltd. (a) (m)	1
88	Hong Kong & China Gas Co., Ltd. (m)	209
19	Hong Kong Exchanges and Clearing Ltd. (m)	331
2	Hopewell Highway Infrastructure Ltd. (m)	1
10	Hopewell Holdings Ltd. (m)	26
6	Hutchison Telecommunications Hong Kong Holdings Ltd. (m)	2
40	Hutchison Whampoa Ltd. (m)	382
12	Hysan Development Co., Ltd. (m)	47
14	Kerry Properties Ltd. (m)	52
106	Li & Fung Ltd. (m)	232
11	Lifestyle International Holdings Ltd. (m)	25
41	Link REIT (The) (m)	149
27	MTR Corp. (m)	88
68	New World Development Ltd. (m)	74
110	Noble Group Ltd. (m)	118
23	NWS Holdings Ltd. (m)	37
4	Orient Overseas International Ltd. (m)	22
76	PCCW Ltd. (m)	24
26	Power Assets Holdings Ltd. (m)	187
26	Shangri-La Asia Ltd. (m)	54

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

		Hong Kong — Continued
53		Sino Land Co., Ltd. (m)	88
31		SJM Holdings Ltd. (m)	55
27		Sun Hung Kai Properties Ltd. (m)	367
14		Swire Pacific Ltd., Class A (m)	155
10		Swire Properties Ltd. (a) (m)	25
28		Wharf Holdings Ltd. (m)	161
17		Wheelock & Co., Ltd. (m)	54
4		Wing Hang Bank Ltd. (m)	32
14		Yue Yuen Industrial Holdings Ltd. (m)	41

			6,096

		Hungary — 0.7%
173		Magyar Telekom Telecommunications plc (m)	411
15		MOL Hungarian Oil and Gas plc (a) (m)	1,293
88		OTP Bank plc (m)	1,576
5		Richter Gedeon Nyrt. (m)	850

			4,130

		India — 0.8%
20		Bharat Heavy Electricals Ltd. (m)	99
15		Hindustan Unilever Ltd. (m)	118
31		Housing Development Finance Corp., Ltd. (m)	434
7		ICICI Bank Ltd., ADR (m)	269
9		Infosys Ltd. (m)	507
40		Infrastructure Development Finance Co., Ltd. (m)	109
239		ITC Ltd., GDR (m)	979
75		Jaiprakash Associates Ltd. (m)	106
5		Larsen & Toubro Ltd., GDR (m)	125
9		Mahindra & Mahindra Ltd. (m)	116
33		NTPC Ltd. (m)	115
28		Oil & Natural Gas Corp., Ltd. (m)	153
12		Ranbaxy Laboratories Ltd., GDR (m)	113
27		Reliance Industries Ltd. (m)	449
6		Reliance Industries Ltd., GDR (e) (m)	183
75		Sterlite Industries India Ltd. (m)	173
14		Sun Pharmaceutical Industries Ltd. (m)	152
31		Tata Motors Ltd. (m)	153
52		Tata Power Co. Ltd. (m)	110
82		United Phosphorus Ltd. (m)	243

			4,706

		Ireland — 0.9%
4		Allied Irish Banks plc (a) (m)	1
104		CRH plc (m)	2,063
50		Elan Corp. plc (a) (m)	675
23		Elan Corp. plc, ADR (a) (m)	314
25		Experian plc (m)	341
15		James Hardie Industries SE (m)	110
20		Kerry Group plc, Class A (m)	734
27		Ryanair Holdings plc (a) (m)	151
14		Shire plc (m)	465
32		WPP plc (m)	371

			5,225

		Israel — 0.8%
72		Bank Hapoalim BM (m)	249
80		Bank Leumi Le-Israel BM (m)	259
119		Bezeq Israeli Telecommunication Corp., Ltd. (m)	206
2		Cellcom Israel Ltd. (m)	32
2		Cellcom Israel Ltd. (m)	22
—	(h)	Delek Group Ltd. (m)	65
2		Elbit Systems Ltd. (m)	66
30		Israel Chemicals Ltd. (m)	314
—	(h)	Israel Corp., Ltd. (The) (m)	95
54		Israel Discount Bank Ltd., Class A (a) (m)	77
—	(h)	Koor Industries Ltd. (a) (m)	—	(h)
8		Mizrahi Tefahot Bank Ltd. (m)	73
4		NICE Systems Ltd. (a) (m)	146
6		Partner Communications Co., Ltd. (m)	48
39		Teva Pharmaceutical Industries Ltd. (m)	1,759
25		Teva Pharmaceutical Industries Ltd., ADR (m)	1,116

			4,527

		Italy — 5.7%
170		A2A S.p.A. (m)	162
187		Assicurazioni Generali S.p.A. (m)	2,917
50		Atlantia S.p.A. (m)	787
19		Autogrill S.p.A. (m)	208
109		Banca Carige S.p.A. (m)	216
805		Banca Monte dei Paschi di Siena S.p.A. (m)	306
279		Banco Popolare SC (m)	422
279		Enel Green Power S.p.A. (m)	556
1,051		Enel S.p.A. (m)	4,305
384		ENI S.p.A. (m)	8,505
10		Exor S.p.A. (m)	230
121		Fiat Industrial S.p.A. (a) (m)	1,193
121		Fiat S.p.A (m)	730
63		Finmeccanica S.p.A. (m)	285

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

		Italy — Continued
1,756		Intesa Sanpaolo S.p.A. (m)	3,305
19		Luxottica Group S.p.A. (m)	612
111		Mediaset S.p.A. (m)	329
81		Mediobanca S.p.A. (m)	480
37		Pirelli & C. S.p.A. (m)	345
42		Prelios S.p.A. (a) (m)	5
32		Prysmian S.p.A. (m)	488
42		Saipem S.p.A. (m)	1,989
256		Snam Rete Gas S.p.A. (m)	1,154
1		Telecom Italia Media S.p.A. (a) (m)	—	(h)
2,460		Telecom Italia S.p.A. (m)	2,337
192		Terna Rete Elettrica Nazionale S.p.A. (m)	704
216		UniCredit S.p.A. (m)	1,075
128		Unione di Banche Italiane ScpA (m)	591

			34,236

		Japan — 23.0%
2		ABC-Mart, Inc. (m)	64
10		Advantest Corp. (m)	113
39		Aeon Co., Ltd. (m)	511
5		Aeon Credit Service Co., Ltd. (m)	79
5		Aeon Mall Co., Ltd. (m)	107
9		Air Water, Inc. (m)	119
12		Aisin Seiki Co., Ltd. (m)	386
43		Ajinomoto Co., Inc. (m)	520
3		Alfresa Holdings Corp. (m)	114
55		All Nippon Airways Co., Ltd. (m)	161
23		Amada Co., Ltd. (m)	160
38		Aozora Bank Ltd. (m)	106
65		Asahi Glass Co., Ltd. (m)	533
25		Asahi Group Holdings Ltd. (m)	553
81		Asahi Kasei Corp. (m)	517
10		Asics Corp. (m)	113
29		Astellas Pharma, Inc. (m)	1,179
21		Bank of Kyoto Ltd. (The) (m)	181
78		Bank of Yokohama Ltd. (The) (m)	362
4		Benesse Holdings, Inc. (m)	199
42		Bridgestone Corp. (m)	963
15		Brother Industries Ltd. (m)	202
73		Canon, Inc. (m)	3,133
15		Casio Computer Co., Ltd. (m)	91
—	(h)	Central Japan Railway Co. (m)	835
48		Chiba Bank Ltd. (The) (m)	298
10		Chiyoda Corp. (m)	117
44		Chubu Electric Power Co., Inc. (m)	810
15		Chugai Pharmaceutical Co., Ltd. (m)	235
11		Chugoku Bank Ltd. (The) (m)	150
19		Chugoku Electric Power Co., Inc. (The) (m)	344
17		Citizen Holdings Co., Ltd. (m)	105
4		Coca-Cola West Co., Ltd. (m)	69
39		Cosmo Oil Co., Ltd. (m)	114
10		Credit Saison Co., Ltd. (m)	199
36		Dai Nippon Printing Co., Ltd. (m)	392
19		Daicel Corp. (m)	122
18		Daido Steel Co., Ltd. (m)	118
13		Daihatsu Motor Co., Ltd. (m)	252
1		Dai-ichi Life Insurance Co., Ltd. (The) (m)	607
43		Daiichi Sankyo Co., Ltd. (m)	829
15		Daikin Industries Ltd. (m)	439
11		Dainippon Sumitomo Pharma Co., Ltd. (m)	121
5		Daito Trust Construction Co., Ltd. (m)	438
30		Daiwa House Industry Co., Ltd. (m)	383
105		Daiwa Securities Group, Inc. (m)	380
6		Dena Co., Ltd. (m)	155
31		Denki Kagaku Kogyo KK (m)	124
31		Denso Corp. (m)	938
11		Dentsu, Inc. (m)	381
22		East Japan Railway Co. (m)	1,421
16		Eisai Co., Ltd. (m)	676
8		Electric Power Development Co., Ltd. (m)	202
17		Elpida Memory, Inc. (a) (m)	72
4		FamilyMart Co., Ltd. (m)	169
12		FANUC Corp. (m)	2,079
3		Fast Retailing Co., Ltd. (m)	683
37		Fuji Electric Co., Ltd. (m)	98
37		Fuji Heavy Industries Ltd. (m)	252
30		FUJIFILM Holdings Corp. (m)	711
120		Fujitsu Ltd. (m)	643
49		Fukuoka Financial Group, Inc. (m)	208
40		Furukawa Electric Co., Ltd. (m)	108
6		Gree, Inc. (m)	174
23		GS Yuasa Corp. (m)	136
26		Gunma Bank Ltd. (The) (m)	140
26		Hachijuni Bank Ltd. (The) (m)	153
2		Hakuhodo DY Holdings, Inc. (m)	94
4		Hamamatsu Photonics KK (m)	159
17		Hino Motors Ltd. (m)	109
2		Hirose Electric Co., Ltd. (m)	189

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

		Japan — Continued
33		Hiroshima Bank Ltd. (The) (m)	155
4		Hisamitsu Pharmaceutical Co., Inc. (m)	178
7		Hitachi Chemical Co., Ltd. (m)	122
7		Hitachi Construction Machinery Co., Ltd. (m)	141
4		Hitachi High-Technologies Corp. (m)	90
291		Hitachi Ltd. (m)	1,619
11		Hitachi Metals Ltd. (m)	126
12		Hokkaido Electric Power Co., Inc. (m)	171
82		Hokuhoku Financial Group, Inc. (m)	165
11		Hokuriku Electric Power Co. (m)	204
105		Honda Motor Co., Ltd. (m)	3,624
28		Hoya Corp. (m)	597
8		Ibiden Co., Ltd. (m)	157
1		Idemitsu Kosan Co., Ltd. (m)	152
82		IHI Corp. (m)	216
—	(h)	Inpex Corp. (m)	965
24		Isetan Mitsukoshi Holdings Ltd. (m)	267
75		Isuzu Motors Ltd. (m)	381
97		ITOCHU Corp. (m)	1,055
2		Itochu Techno-Solutions Corp. (m)	77
16		Iyo Bank Ltd. (The) (m)	154
31		J. Front Retailing Co., Ltd. (m)	154
2		Japan Petroleum Exploration Co. (m)	84
—	(h)	Japan Prime Realty Investment Corp. (m)	108
—	(h)	Japan Real Estate Investment Corp. (m)	254
—	(h)	Japan Retail Fund Investment Corp. (m)	176
21		Japan Steel Works Ltd. (The) (m)	170
—	(h)	Japan Tobacco, Inc. (m)	1,427
30		JFE Holdings, Inc. (m)	529
14		JGC Corp. (m)	383
43		Joyo Bank Ltd. (The) (m)	191
17		JS Group Corp. (m)	350
11		JSR Corp. (m)	234
15		JTEKT Corp. (m)	157
—	(h)	Jupiter Telecommunications Co., Ltd. (m)	114
145		JX Holdings, Inc. (m)	876
56		Kajima Corp. (m)	189
15		Kamigumi Co., Ltd. (m)	136
19		Kaneka Corp. (m)	106
48		Kansai Electric Power Co., Inc. (The) (m)	780
14		Kansai Paint Co., Ltd. (m)	132
34		Kao Corp. (m)	894
89		Kawasaki Heavy Industries Ltd. (m)	263
48		Kawasaki Kisen Kaisha Ltd. (m)	91
—	(h)	KDDI Corp. (m)	1,188
30		Keikyu Corp. (m)	277
37		Keio Corp. (m)	273
18		Keisei Electric Railway Co., Ltd. (m)	136
3		Keyence Corp. (m)	675
10		Kikkoman Corp. (m)	114
7		Kinden Corp. (m)	63
105		Kintetsu Corp. (m)	421
53		Kirin Holdings Co., Ltd. (m)	649
157		Kobe Steel Ltd. (m)	258
6		Koito Manufacturing Co., Ltd. (m)	97
61		Komatsu Ltd. (m)	1,722
6		Konami Corp. (m)	161
30		Konica Minolta Holdings, Inc. (m)	222
75		Kubota Corp. (m)	680
22		Kuraray Co., Ltd. (m)	320
7		Kurita Water Industries Ltd. (m)	193
10		Kyocera Corp. (m)	843
17		Kyowa Hakko Kirin Co., Ltd. (m)	205
26		Kyushu Electric Power Co., Inc. (m)	368
4		Lawson, Inc. (m)	230
1		Mabuchi Motor Co., Ltd. (m)	60
7		Makita Corp. (m)	267
107		Marubeni Corp. (m)	739
15		Marui Group Co., Ltd. (m)	117
3		Maruichi Steel Tube Ltd. (m)	75
95		Mazda Motor Corp. (a) (m)	158
4		McDonald’s Holdings Co., Japan Ltd. (m)	120
10		Medipal Holdings Corp. (m)	106
4		MEIJI Holdings Co., Ltd. (m)	192
3		Miraca Holdings, Inc. (m)	128
88		Mitsubishi Chemical Holdings Corp. (m)	492
90		Mitsubishi Corp. (m)	2,068
125		Mitsubishi Electric Corp. (m)	1,122
81		Mitsubishi Estate Co., Ltd. (m)	1,302
24		Mitsubishi Gas Chemical Co., Inc. (m)	135
196		Mitsubishi Heavy Industries Ltd. (m)	901
8		Mitsubishi Logistics Corp. (m)	89
72		Mitsubishi Materials Corp. (m)	226
246		Mitsubishi Motors Corp. (a) (m)	298
14		Mitsubishi Tanabe Pharma Corp. (m)	198
819		Mitsubishi UFJ Financial Group, Inc. (m)	3,782

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

		Japan — Continued
4		Mitsubishi UFJ Lease & Finance Co., Ltd. (m)	160
112		Mitsui & Co., Ltd. (m)	1,900
54		Mitsui Chemicals, Inc. (m)	171
55		Mitsui Fudosan Co., Ltd. (m)	903
72		Mitsui OSK Lines Ltd. (m)	273
1,465		Mizuho Financial Group, Inc. (m)	2,219
37		MS&AD Insurance Group Holdings (m)	754
13		Murata Manufacturing Co., Ltd. (m)	750
6		Nabtesco Corp. (m)	134
12		Namco Bandai Holdings, Inc. (m)	175
166		NEC Corp. (a) (m)	332
17		NGK Insulators Ltd. (m)	214
9		NGK Spark Plug Co., Ltd. (m)	117
9		NHK Spring Co., Ltd. (m)	82
7		Nidec Corp. (m)	667
22		Nikon Corp. (m)	539
6		Nintendo Co., Ltd. (m)	874
—	(h)	Nippon Building Fund, Inc. (m)	306
26		Nippon Electric Glass Co., Ltd. (m)	227
54		Nippon Express Co., Ltd. (m)	216
11		Nippon Meat Packers, Inc. (m)	143
7		Nippon Paper Group, Inc. (m)	140
59		Nippon Sheet Glass Co., Ltd. (m)	119
330		Nippon Steel Corp. (m)	812
31		Nippon Telegraph & Telephone Corp. (m)	1,545
96		Nippon Yusen KK (m)	244
45		Nishi-Nippon City Bank Ltd. (The) (m)	132
160		Nissan Motor Co., Ltd. (m)	1,519
13		Nisshin Seifun Group, Inc. (m)	152
45		Nisshin Steel Co., Ltd. (m)	70
4		Nissin Foods Holdings Co., Ltd. (m)	149
2		Nitori Holdings Co., Ltd. (m)	224
11		Nitto Denko Corp. (m)	375
24		NKSJ Holdings, Inc. (m)	524
7		NOK Corp. (m)	128
233		Nomura Holdings, Inc. (m)	860
6		Nomura Real Estate Holdings, Inc. (m)	97
—	(h)	Nomura Real Estate Office Fund, Inc. (m)	97
7		Nomura Research Institute Ltd. (m)	151
27		NSK Ltd. (m)	203
32		NTN Corp. (m)	130
—	(h)	NTT Data Corp. (m)	260
1		NTT DoCoMo, Inc. (m)	1,748
—	(h)	NTT Urban Development Corp. (m)	56
42		Obayashi Corp. (m)	205
40		Odakyu Electric Railway Co., Ltd. (m)	398
54		OJI Paper Co., Ltd. (m)	279
14		Olympus Corp. (m)	243
13		Omron Corp. (m)	260
5		Ono Pharmaceutical Co., Ltd. (m)	299
3		Oracle Corp. Japan (m)	89
3		Oriental Land Co., Ltd. (m)	346
7		ORIX Corp. (m)	632
120		Osaka Gas Co., Ltd. (m)	483
1		Otsuka Corp. (m)	72
16		Otsuka Holdings Co., Ltd. (m)	454
142		Panasonic Corp. (m)	1,150
1		Pioneer Corp. (a) (m)	4
—	(h)	Rakuten, Inc. (m)	472
121		Resona Holdings, Inc. (m)	542
43		Ricoh Co., Ltd. (m)	364
2		Rinnai Corp. (m)	146
6		Rohm Co., Ltd. (m)	297
4		Sankyo Co., Ltd. (m)	171
3		Sanrio Co., Ltd. (m)	130
5		Santen Pharmaceutical Co., Ltd. (m)	185
1		SBI Holdings, Inc. (m)	112
14		Secom Co., Ltd. (m)	636
13		Sega Sammy Holdings, Inc. (m)	294
8		Seiko Epson Corp. (m)	108
28		Sekisui Chemical Co., Ltd. (m)	245
37		Sekisui House Ltd. (m)	351
49		Seven & I Holdings Co., Ltd. (m)	1,369
36		Seven Bank Ltd. (m)	76
65		Sharp Corp. (m)	561
12		Shikoku Electric Power Co., Inc. (m)	342
14		Shimadzu Corp. (m)	122
1		Shimamura Co., Ltd. (m)	145
5		Shimano, Inc. (m)	242
39		Shimizu Corp. (m)	176
26		Shin-Etsu Chemical Co., Ltd. (m)	1,375
91		Shinsei Bank Ltd. (m)	103
19		Shionogi & Co., Ltd. (m)	250
23		Shiseido Co., Ltd. (m)	424
36		Shizuoka Bank Ltd. (The) (m)	373
98		Showa Denko KK (m)	215
12		Showa Shell Sekiyu KK (m)	85

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

		Japan — Continued
4		SMC Corp. (m)	608
57		Softbank Corp. (m)	1,587
82		Sojitz Corp. (m)	141
65		Sony Corp. (m)	1,183
11		Sony Financial Holdings, Inc. (m)	190
4		Square Enix Holdings Co., Ltd. (m)	85
10		Stanley Electric Co., Ltd. (m)	147
8		Sumco Corp. (a) (m)	65
100		Sumitomo Chemical Co., Ltd. (m)	403
72		Sumitomo Corp. (m)	1,044
48		Sumitomo Electric Industries Ltd. (m)	586
35		Sumitomo Heavy Industries Ltd. (m)	223
214		Sumitomo Metal Industries Ltd. (m)	384
34		Sumitomo Metal Mining Co., Ltd. (m)	492
86		Sumitomo Mitsui Financial Group, Inc. (m)	2,763
201		Sumitomo Mitsui Trust Holdings, Inc. (m)	631
23		Sumitomo Realty & Development Co., Ltd. (m)	444
11		Sumitomo Rubber Industries Ltd. (m)	134
12		Suruga Bank Ltd. (m)	105
5		Suzuken Co., Ltd. (m)	134
22		Suzuki Motor Corp. (m)	494
5		Sysmex Corp. (m)	155
37		T&D Holdings, Inc. (m)	376
67		Taisei Corp. (m)	187
2		Taisho Pharmaceutical Holdings Co. Ltd. (a) (m)	208
17		Taiyo Nippon Sanso Corp. (m)	119
17		Takashimaya Co., Ltd. (m)	133
51		Takeda Pharmaceutical Co., Ltd. (m)	2,208
—	(h)	Takefuji Corp. (a) (f) (i)	—
8		TDK Corp. (m)	374
62		Teijin Ltd. (m)	201
11		Terumo Corp. (m)	522
8		THK Co., Ltd. (m)	170
64		Tobu Railway Co., Ltd. (m)	337
7		Toho Co., Ltd. (m)	130
27		Toho Gas Co., Ltd. (m)	175
29		Tohoku Electric Power Co., Inc. (m)	271
47		Tokio Marine Holdings, Inc. (m)	1,170
92		Tokyo Electric Power Co., Inc. (The) (a) (m)	254
11		Tokyo Electron Ltd. (m)	629
159		Tokyo Gas Co., Ltd. (m)	735
72		Tokyu Corp. (m)	355
28		Tokyu Land Corp. (m)	115
18		TonenGeneral Sekiyu KK (m)	172
35		Toppan Printing Co., Ltd. (m)	283
95		Toray Industries, Inc. (m)	717
260		Toshiba Corp. (m)	1,105
34		Tosoh Corp. (m)	96
19		TOTO Ltd. (m)	158
10		Toyo Seikan Kaisha Ltd. (m)	148
6		Toyo Suisan Kaisha Ltd. (m)	148
4		Toyobo Co., Ltd. (m)	6
4		Toyoda Gosei Co., Ltd. (m)	69
4		Toyota Boshoku Corp. (m)	47
11		Toyota Industries Corp. (m)	328
178		Toyota Motor Corp. (m)	6,547
13		Toyota Tsusho Corp. (m)	255
7		Trend Micro, Inc. (m)	210
4		Tsumura & Co. (m)	119
66		Ube Industries Ltd. (m)	191
7		Unicharm Corp. (m)	379
7		Ushio, Inc. (m)	101
1		USS Co., Ltd. (m)	138
11		West Japan Railway Co. (m)	463
1		Yahoo! Japan Corp. (m)	280
6		Yakult Honsha Co., Ltd. (m)	196
5		Yamada Denki Co., Ltd. (m)	335
14		Yamaguchi Financial Group, Inc. (m)	134
10		Yamaha Corp. (m)	95
18		Yamaha Motor Co., Ltd. (m)	235
25		Yamato Holdings Co., Ltd. (m)	422
3		Yamato Kogyo Co., Ltd. (m)	88
8		Yamazaki Baking Co., Ltd. (m)	101
14		Yaskawa Electric Corp. (m)	124
14		Yokogawa Electric Corp. (a) (m)	139

			138,193

		Luxembourg — 0.5%
49		ArcelorMittal (m)	1,016
3		Millicom International Cellular S.A. (m)	270
18		SES S.A. FDR (m)	418
75		Tenaris S.A. (m)	1,483

			3,187

		Mauritius — 0.0% (g)
17		Essar Energy plc (a) (m)	34

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

	Mexico — 0.8%
16	Alfa S.A.B. de C.V., Class A (m)	209
1,144	America Movil S.A.B. de C.V., Series L, (m)	1,332
417	Cemex S.A.B. de C.V. (a) (m)	282
68	Fomento Economico Mexicano S.A.B. de C.V. (m)	481
4	Fresnillo plc (m)	120
89	Grupo Bimbo S.A.B. de C.V., Series A, (m)	198
20	Grupo Carso S.A.B. de C.V., Series A1, (m)	60
171	Grupo Mexico S.A.B. de C.V., Class B (m)	543
28	Grupo Modelo S.A.B. de C.V., Series C, (m)	172
107	Grupo Televisa S.A.B. (m)	425
31	Kimberly-Clark de Mexico S.A.B. de C.V., Class A (m)	173
20	Minera Frisco S.A.B. de C.V., Class A1 (a) (m)	90
202	Wal-Mart de Mexico S.A.B. de C.V., Series V, (m)	623

		4,708

	Netherlands — 4.0%
122	Aegon N.V. (a) (m)	594
16	Akzo Nobel N.V. (m)	856
31	ASML Holding N.V. (m)	1,315
4	Corio N.V. (m)	197
8	Delta Lloyd N.V. (m)	140
24	European Aeronautic Defence and Space Co., N.V. (m)	801
5	Fugro N.V. CVA (m)	320
8	Heineken Holding N.V. (m)	321
18	Heineken N.V. (m)	844
273	ING Groep N.V. CVA (a) (m)	2,488
83	Koninklijke Ahold N.V. (m)	1,105
5	Koninklijke Boskalis Westminster N.V. (m)	194
11	Koninklijke DSM N.V. (m)	567
105	Koninklijke KPN N.V. (m)	1,151
71	Koninklijke Philips Electronics N.V. (m)	1,436
5	Koninklijke Vopak N.V. (m)	272
20	QIAGEN N.V. (a) (m)	331
8	Randstad Holding N.V. (m)	281
49	Reed Elsevier N.V. (m)	584
90	Royal Dutch Shell plc, Class A (m)	3,193
67	Royal Dutch Shell plc, Class B (m)	2,441
12	SBM Offshore N.V. (m)	204
24	TNT Express N.V. (m)	202
115	Unilever N.V. CVA (m)	3,849
21	Wolters Kluwer N.V. (m)	379

		24,065

	New Zealand — 0.6%
249	Auckland International Airport Ltd. (m)	504
106	Chorus Ltd. (a) (m)	285
94	Contact Energy Ltd. (a) (m)	369
183	Fletcher Building Ltd. (m)	984
155	Sky City Entertainment Group Ltd. (m)	452
518	Telecom Corp. of New Zealand Ltd. (m)	904

		3,498

	Norway — 1.3%
17	Aker Solutions ASA (m)	215
105	DnB ASA (m)	1,103
21	Gjensidige Forsikring ASA (m)	240
96	Norsk Hydro ASA (m)	510
81	Orkla ASA (m)	653
118	Statoil ASA (m)	2,975
77	Telenor ASA (m)	1,255
20	Yara International ASA (m)	791

		7,742

	Philippines — 0.9%
44	Aboitiz Power Corp. (m)	31
51	Ayala Corp. (m)	416
1,607	Ayala Land, Inc. (m)	661
403	Bank of the Philippine Islands (m)	569
77	BDO Unibank, Inc. (m)	108
621	Energy Development Corp. (m)	81
7	Globe Telecom, Inc. (m)	186
126	Jollibee Foods Corp. (m)	287
113	Manila Electric Co. (m)	736
73	Metropolitan Bank & Trust (m)	129
11	Philippine Long Distance Telephone Co. (m)	728
43	SM Investments Corp. (m)	617
1,630	SM Prime Holdings, Inc. (m)	623

		5,172

	Portugal — 0.4%
76	Banco Espirito Santo S.A. (m)	126
29	Cimpor Cimentos de Portugal SGPS S.A. (m)	197
273	EDP - Energias de Portugal S.A. (m)	796

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

		Portugal — Continued
33		Galp Energia SGPS S.A., Class B (m)	535
31		Jeronimo Martins SGPS S.A. (a) (m)	526
96		Portugal Telecom SGPS S.A. (m)	478

			2,658

		Singapore — 0.9%
52		Ascendas REIT (m)	77
76		CapitaLand Ltd. (m)	159
64		CapitaMall Trust (m)	87
41		CapitaMalls Asia Ltd. (m)	43
15		City Developments Ltd. (m)	118
54		ComfortDelgro Corp., Ltd. (m)	64
31		Cosco Corp. Singapore Ltd. (m)	29
52		DBS Group Holdings Ltd. (m)	557
27		Fraser and Neave Ltd. (m)	146
180		Genting Singapore plc (a) (m)	232
54		Global Logistic Properties Ltd. (a) (m)	85
194		Golden Agri-Resources Ltd. (m)	113
152		Hutchison Port Holdings Trust, Class U (m)	114
3		Jardine Cycle & Carriage Ltd. (m)	127
42		Keppel Corp., Ltd. (m)	364
21		Keppel Land Ltd. (m)	47
28		Neptune Orient Lines Ltd. (m)	28
43		Olam International Ltd. (m)	89
75		Oversea-Chinese Banking Corp., Ltd. (m)	513
29		SembCorp Industries Ltd. (m)	109
24		SembCorp Marine Ltd. (m)	94
16		Singapore Airlines Ltd. (m)	142
26		Singapore Exchange Ltd. (m)	134
45		Singapore Press Holdings Ltd. (m)	133
45		Singapore Technologies Engineering Ltd. (m)	105
235		Singapore Telecommunications Ltd. (m)	578
18		StarHub Ltd. (m)	41
38		United Overseas Bank Ltd. (m)	519
14		UOL Group Ltd. (m)	50
57		Wilmar International Ltd. (m)	242

			5,139

		South Africa — 0.8%
9		ABSA Group Ltd. (m)	165
1		Anglo American Platinum Ltd. (m)	73
6		AngloGold Ashanti Ltd. (m)	292
9		Bidvest Group Ltd. (m)	188
98		FirstRand Ltd. (m)	282
19		Gold Fields Ltd. (m)	322
15		Impala Platinum Holdings Ltd. (m)	327
41		MTN Group Ltd. (m)	692
10		Naspers Ltd., Class N (m)	523
40		Pretoria Portland Cement Co., Ltd. (m)	146
64		Sanlam Ltd. (m)	249
15		Sasol Ltd. (m)	744
13		Shoprite Holdings Ltd. (m)	208
27		Standard Bank Group Ltd. (m)	368
41		Steinhoff International Holdings Ltd. (a) (m)	129
6		Tiger Brands Ltd. (m)	183

			4,891

		South Korea — 0.8%
2		Daelim Industrial Co., Ltd. (a) (m)	201
7		Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a) (m)	167
1		E-Mart Co., Ltd. (m)	137
7		Hynix Semiconductor, Inc. (a) (m)	165
2		Hyundai Mobis (a) (m)	417
1		Hyundai Motor Co. (m)	238
4		KB Financial Group, Inc. (a) (m)	148
1		LG Chem Ltd. (m)	424
4		LG Electronics, Inc. (m)	314
2		POSCO (m)	562
1		Samsung Electronics Co., Ltd. (m)	1,310
2		Samsung Fire & Marine Insurance Co., Ltd. (m)	341
5		Shinhan Financial Group Co., Ltd. (a) (m)	207
—	(h)	Shinsegae Co., Ltd. (m)	49
1		SK Innovation Co., Ltd. (m)	118
1		SK Telecom Co., Ltd. (m)	99

			4,897

		Spain — 4.5%
34		Abertis Infraestructuras S.A. (m)	572
2		Acciona S.A. (m)	185
8		Acerinox S.A. (m)	114
12		ACS Actividades de Construccion y Servicios S.A. (m)	377
28		Amadeus IT Holding S.A., Class A (m)	473
400		Banco Bilbao Vizcaya Argentaria S.A. (m)	3,508
98		Banco de Sabadell S.A. (m)	364
1		Banco de Valencia S.A. (a) (m)	—	(h)
87		Banco Popular Espanol S.A. (m)	377
736		Banco Santander S.A. (m)	5,748

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

		Spain — Continued
78		Bankia S.A. (a) (m)	354
20		Bankinter S.A. (m)	134
64		Criteria Caixacorp S.A. (m)	323
50		Distribuidora Internacional de Alimentacion S.A. (a) (m)	231
33		EDP Renovaveis S.A. (a) (m)	188
15		Enagas S.A. (m)	309
32		Ferrovial S.A. (m)	371
4		Fomento de Construcciones y Contratas S.A. (m)	93
31		Gas Natural SDG S.A. (m)	500
12		Grifols S.A. (a) (m)	213
333		Iberdrola S.A. (m)	1,966
19		Inditex S.A. (m)	1,656
9		Indra Sistemas S.A. (m)	121
70		Mapfre S.A. (m)	232
10		Red Electrica Corp. S.A. (m)	445
69		Repsol YPF S.A. (m)	1,910
358		Telefonica S.A. (m)	6,246
14		Zardoya Otis S.A. (m)	194

			27,204

		Sweden — 1.8%
12		Alfa Laval AB (m)	252
11		Assa Abloy AB, Class B (m)	305
24		Atlas Copco AB, Class A (m)	570
14		Atlas Copco AB, Class B (m)	296
11		Boliden AB (m)	185
10		Electrolux AB, Series B, (m)	175
7		Getinge AB, Class B (m)	194
37		Hennes & Mauritz AB, Class B (m)	1,208
9		Hexagon AB, Class B (m)	151
2		Holmen AB, Class B (m)	50
18		Husqvarna AB, Class B (m)	94
5		Industrivarden AB, Class C (m)	74
17		Investor AB, Class B (m)	338
8		Kinnevik Investment AB, Class B (m)	159
8		Lundin Petroleum AB (a) (m)	182
2		Modern Times Group AB, Class B (m)	87
95		Nordea Bank AB (m)	794
6		Ratos AB, Class B (m)	81
37		Sandvik AB (m)	542
12		Scania AB, Class B (m)	200
10		Securitas AB, Class B (m)	91
49		Skandinaviska Enskilda Banken AB, Class A (m)	306
15		Skanska AB, Class B (m)	255
14		SKF AB, Class B (m)	331
5		SSAB AB, Class A (m)	48
21		Svenska Cellulosa AB, Class B (m)	348
18		Svenska Handelsbanken AB, Class A (m)	528
28		Swedbank AB, Class A (m)	408
7		Swedish Match AB (m)	257
11		Tele2 AB, Class B (m)	218
108		Telefonaktiebolaget LM Ericsson, Class B (m)	1,005
77		TeliaSonera AB (m)	515
50		Volvo AB, Class B (m)	654

			10,901

		Switzerland — 2.7%
38		ABB Ltd. (a) (m)	786
2		Actelion Ltd. (a) (m)	91
2		Adecco S.A. (a) (m)	111
2		Aryzta AG (a) (m)	82
1		Baloise Holding AG (m)	57
—	(h)	Barry Callebaut AG (a) (m)	28
9		Cie Financiere Richemont S.A., Class A (m)	517
20		Credit Suisse Group AG (a) (m)	509
3		GAM Holding AG (a) (m)	36
1		Geberit AG (a) (m)	144
—	(h)	Givaudan S.A. (a) (m)	135
21		Glencore International plc (m)	133
4		Holcim Ltd. (a) (m)	240
4		Julius Baer Group Ltd. (a) (m)	151
1		Kuehne & Nagel International AG (m)	119
—	(h)	Lindt & Spruengli AG (m)	106
—	(h)	Logitech International S.A. (a) (m)	2
1		Lonza Group AG (a) (m)	56
57		Nestle S.A. (m)	3,292
41		Novartis AG (m)	2,202
—	(h)	Pargesa Holding S.A. (m)	28
—	(h)	Partners Group Holding AG (m)	40
12		Roche Holding AG (m)	2,073
1		Schindler Holding AG (m)	149
—	(h)	SGS S.A. (m)	173
—	(h)	Sika AG (m)	66
1		Sonova Holding AG (a) (m)	95

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

		Switzerland — Continued
37		STMicroelectronics N.V. (m)	248
—	(h)	Straumann Holding AG (m)	17
—	(h)	Sulzer AG (m)	56
1		Swatch Group AG (The) (m)	289
—	(h)	Swiss Life Holding AG (a) (m)	45
9		Swiss Re AG (a) (m)	497
—	(h)	Swisscom AG (m)	163
2		Syngenta AG (a) (m)	501
6		Transocean Ltd. (m)	266
62		UBS AG (a) (m)	850
7		Wolseley plc (m)	247
52		Xstrata plc (m)	881
3		Zurich Financial Services AG (a) (m)	613

			16,094

		Taiwan — 0.8%
32		Asustek Computer, Inc. (m)	249
171		Cathay Financial Holding Co., Ltd. (m)	195
414		China Steel Corp. (m)	410
26		Chunghwa Telecom Co., Ltd. (m)	84
195		Far Eastern New Century Corp. (m)	239
93		Formosa Plastics Corp. (m)	271
218		Hon Hai Precision Industry Co., Ltd. (m)	703
7		HTC Corp. (m)	118
29		MediaTek, Inc. (m)	278
77		Nan Ya Plastics Corp. (m)	163
105		Pegatron Corp. (m)	127
123		Quanta Computer, Inc. (m)	263
613		Taishin Financial Holding Co., Ltd. (m)	228
65		Taiwan Cement Corp. (m)	81
75		Taiwan Mobile Co., Ltd. (m)	227
411		Taiwan Semiconductor Manufacturing Co., Ltd. (m)	1,091
234		United Microelectronics Corp. (m)	124

			4,851

		Thailand — 0.8%
60		Advanced Info Service PCL (m)	293
76		Bangkok Bank PCL (m)	407
14		Banpu PCL (m)	268
226		Charoen Pokphand Foods PCL, Foreign Shares (m)	255
153		Kasikornbank PCL (m)	652
256		Krung Thai Bank PCL (m)	126
124		PTT Exploration & Production PCL (m)	705
128		PTT Global Chemical PCL (a) (m)	269
70		PTT PCL (m)	773
39		Siam Cement PCL (m)	509
142		Siam Commercial Bank PCL (m)	553
53		Thai Oil PCL (m)	109

			4,919

		Turkey — 0.8%
159		Akbank TAS (m)	595
29		Anadolu Efes Biracilik Ve Malt Sanayii A.S. (m)	402
11		BIM Birlesik Magazalar A.S. (m)	353
103		Eregli Demir ve Celik Fabrikalari TAS (m)	224
90		Haci Omer Sabanci Holding A.S. (m)	343
55		KOC Holding A.S. (m)	213
17		Tupras Turkiye Petrol Rafinerileri A.S. (m)	397
104		Turkcell Iletisim Hizmet A.S. (a) (m)	537
253		Turkiye Garanti Bankasi A.S. (m)	911
45		Turkiye Halk Bankasi A.S. (m)	297
201		Turkiye Is Bankasi, Class C (m)	420
144		Yapi ve Kredi Bankasi A.S. (a) (m)	267

			4,959

		United Kingdom — 8.2%
24		3i Group plc (m)	69
5		Admiral Group plc (m)	77
7		Aggreko plc (m)	219
8		AMEC plc (m)	131
33		Anglo American plc (m)	1,368
10		Antofagasta plc (m)	200
34		ARM Holdings plc (m)	324
9		Associated British Foods plc (m)	161
33		AstraZeneca plc (m)	1,610
72		Aviva plc (m)	395
9		Babcock International Group plc (m)	102
84		BAE Systems plc (m)	409
17		Balfour Beatty plc (m)	73
289		Barclays plc (m)	968
84		BG Group plc (m)	1,901
53		BHP Billiton plc (m)	1,768
471		BP plc (m)	3,545
49		British American Tobacco plc (m)	2,265
21		British Land Co. plc (m)	161
28		British Sky Broadcasting Group plc (m)	310
194		BT Group plc (m)	623
8		Bunzl plc (m)	111
11		Burberry Group plc (m)	231

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued

	United Kingdom — Continued
35	Cairn Energy plc (a) (m)	154
15	Capita plc (m)	148
14	Capital Shopping Centres Group plc (m)	71
5	Carnival plc (m)	136
129	Centrica plc (m)	596
27	Cobham plc (m)	77
47	Compass Group plc (m)	440
62	Diageo plc (m)	1,379
6	Eurasian Natural Resources Corp. plc (m)	69
35	G4S plc (m)	148
38	GKN plc (m)	126
126	GlaxoSmithKline plc (m)	2,808
17	Hammerson plc (m)	104
444	HSBC Holdings plc (m)	3,711
14	ICAP plc (m)	72
25	Imperial Tobacco Group plc (m)	903
11	Inmarsat plc (m)	69
7	Intercontinental Hotels Group plc (m)	146
85	International Consolidated Airlines Group S.A. (a) (m)	238
38	International Power plc (m)	201
4	Intertek Group plc (m)	131
20	Invensys plc (m)	62
12	Investec plc (m)	71
91	ITV plc (m)	108
30	J Sainsbury plc (m)	137
5	Johnson Matthey plc (m)	172
5	Kazakhmys plc (m)	93
59	Kingfisher plc (m)	239
19	Land Securities Group plc (m)	206
147	Legal & General Group plc (m)	267
1,029	Lloyds Banking Group plc (a) (m)	498
4	London Stock Exchange Group plc (m)	52
4	Lonmin plc (m)	68
46	Man Group plc (m)	84
40	Marks & Spencer Group plc (m)	204
20	Meggitt plc (m)	112
89	National Grid plc (m)	882
4	Next plc (m)	177
138	Old Mutual plc (m)	319
20	Pearson plc (m)	376
6	Petrofac Ltd. (m)	148
63	Prudential plc (m)	702
2	Randgold Resources Ltd. (m)	259
15	Reckitt Benckiser Group plc (m)	821
30	Reed Elsevier plc (m)	252
36	Resolution Ltd. (m)	153
22	Rexam plc (m)	127
35	Rio Tinto plc (m)	2,099
47	Rolls-Royce Holdings plc (a) (m)	542
434	Royal Bank of Scotland Group plc (a) (m)	182
87	RSA Insurance Group plc (m)	146
24	SABMiller plc (m)	902
33	Sage Group plc (The) (m)	151
3	Schroders plc (m)	63
18	Segro plc (m)	62
12	Serco Group plc (m)	97
6	Severn Trent plc (m)	141
22	Smith & Nephew plc (m)	216
10	Smiths Group plc (m)	147
23	SSE plc (m)	450
59	Standard Chartered plc (m)	1,433
58	Standard Life plc (m)	200
29	Subsea 7 S.A. (a) (m)	591
12	Tate & Lyle plc (m)	122
199	Tesco plc (m)	1,006
12	TUI Travel plc (m)	36
23	Tullow Oil plc (m)	494
32	Unilever plc (m)	1,032
17	United Utilities Group plc (m)	161
3	Vedanta Resources plc (m)	56
1,265	Vodafone Group plc (m)	3,411
5	Weir Group plc (The) (m)	162
4	Whitbread plc (m)	114
54	Wm Morrison Supermarkets plc (m)	246

		49,599

	United States — 0.0% (g)
5	Sims Metal Management Ltd. (m)	86
1	Synthes, Inc. (e) (m)	196

		282

	Total Common Stocks (Cost $391,095)	571,643

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 2.1%

	United States — 2.1%
202	iShares MSCI EAFE Index Fund (m)	10,553
30	iShares MSCI Germany Index Fund (m)	640
41	iShares MSCI Pacific ex-Japan Index Fund (m)	1,758

	Total Investment Companies (Cost $11,813)	12,951

Preferred Stocks — 1.4%

	Brazil — 0.6%
30	Banco Bradesco S.A. (m)	542
8	Cia de Bebidas das Americas (m)	298
6	Cia Energetica de Minas Gerais (m)	114
80	Itau Unibanco Holding S.A. (m)	1,606
40	Petroleo Brasileiro S.A. (m)	566
31	Vale S.A., Class A (m)	754

		3,880

	Germany — 0.8%
5	Bayerische Motoren Werke AG (m)	259
15	Henkel AG & Co. KGaA (m)	952
13	Porsche Automobil Holding SE (m)	820
6	ProSiebenSat.1 Media AG (m)	152
3	RWE AG (m)	123
13	Volkswagen AG (m)	2,242

		4,548

	Total Preferred Stocks (Cost $2,866)	8,428

Short-Term Investment — 0.9%

	Investment Company — 0.9%
5,226	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $5,226)	5,226

	Total Investments — 99.4% (Cost $411,000)	598,248
	Other Assets in Excess of Liabilities — 0.6%	3,497

	NET ASSETS — 100.0%	$601,745

Percentages indicated are based on net assets.

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Summary of Investments by Industry, January 31, 2012

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Commercial Banks	11.9%
Oil, Gas & Consumable Fuels	7.7
Pharmaceuticals	6.0
Automobiles	4.4
Chemicals	4.4
Metals & Mining	4.4
Diversified Telecommunication Services	4.3
Insurance	4.1
Electric Utilities	3.3
Machinery	2.7
Food Products	2.5
Beverages	2.4
Wireless Telecommunication Services	2.2
Investment Companies	2.2
Industrial Conglomerates	2.1
Food & Staples Retailing	2.0
Real Estate Management & Development	1.4
Electronic Equipment, Instruments & Components	1.3
Trading Companies & Distributors	1.3
Diversified Financial Services	1.3
Capital Markets	1.3
Energy Equipment & Services	1.3
Electrical Equipment	1.2
Semiconductors & Semiconductor Equipment	1.2
Media	1.1
Software	1.1
Road & Rail	1.0
Textiles, Apparel & Luxury Goods	1.0
Construction Materials	1.0
Tobacco	1.0
Auto Components	1.0
Multi-Utilities	1.0
Others (each less than 1.0%)	14.0
Short-Term Investment	0.9

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 01/31/12	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
29	TOPIX Index	03/08/12	$2,878	$41
163	Dow Jones Euro STOXX 50 Index	03/16/12	5,160	309
19	FTSE 100 Index	03/16/12	1,690	70

				$420

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
EAFE	—	Europe, Australasia, and Far East
FDR	—	Fiduciary Depositary Receipt
GDR	—	Global Depositary Receipt
REIT	—	Real Estate Investment Trust

(a)	—	Non-income producing security
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	—	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair value securities with a value of $0 which amounts to 0% of total investments.
(g)	—	Amount rounds to less than 0.1%.
(h)	—	Amount rounds to less than one thousand (shares or dollars).
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of January 31, 2012.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments, and/or forward foreign currency exchange contracts.

The value and percentage based on total investments of the investments that apply the fair valuation policy for the international investments are approximately $564,129,000 and 94.3%, respectively.

As of January 31, 2012, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$220,126
Aggregate gross unrealized depreciation	(32,878)

Net unrealized appreciation/depreciation	$187,248

Federal income tax cost of investments	$411,000

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$29,779	$	—(a)	$29,779
Austria	—	6,675		—	6,675
Belgium	—	10,670		—	10,670
Bermuda	—	1,289		—	1,289
Brazil	1,243	—		—	1,243
Chile	3,834	482		—	4,316
China	—	4,464		—	4,464
Denmark	—	7,053		—	7,053
Finland	—	4,765		—	4,765
France	—	50,306		—	50,306
Germany	—	66,775		—	66,775
Greece	—	2,395		—	2,395
Hong Kong	—	6,096		—	6,096
Hungary	—	4,130		—	4,130
India	—	4,706		—	4,706
Ireland	—	5,225		—	5,225
Israel	32	4,495		—	4,527
Italy	—	34,236		—	34,236
Japan	—	138,193		—(a)	138,193
Luxembourg	—	3,187		—	3,187
Mauritius	—	34		—	34
Mexico	4,588	120		—	4,708
Netherlands	—	24,065		—	24,065
New Zealand	—	3,498		—	3,498
Norway	—	7,742		—	7,742
Philippines	—	5,172		—	5,172
Portugal	—	2,658		—	2,658
Singapore	—	5,139		—	5,139
South Africa	—	4,891		—	4,891
South Korea	—	4,897		—	4,897
Spain	—	27,204		—	27,204
Sweden	—	10,901		—	10,901
Switzerland	—	16,094		—	16,094
Taiwan	—	4,851		—	4,851
Thailand	—	4,919		—	4,919
Turkey	—	4,959		—	4,959

JPMorgan International Equity Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2012 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
United Kingdom	—	49,599		—	49,599
United States	—	282		—	282

Total Common Stocks	9,697	561,946		—(a)	571,643

Preferred Stocks
Brazil	3,880	—		—	3,880
Germany	—	4,548		—	4,548

Total Preferred Stocks	3,880	4,548		—	8,428

Investment Companies
United States	12,951	—		—	12,951

Total Investment Companies	12,951	—		—	12,951

Short-Term Investment
Investment Company	5,226	—		—	5,226

Total Investments in Securities	$31,754	$566,494	$	—(a)	$598,248

Appreciation in Other Financial Instruments
Futures Contracts	$420	$—		$—	$420

(a)	Security has a zero value.

There were no transfers between Levels 1 and 2 during the period ended January 31, 2012.

	Balance as of 10/31/11		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 01/31/12
Investment in Securities
Common Stocks - Australia	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	(a)
Common Stocks - Japan	—	(a)	—	—	—	—	—	—	—	—	(a)

	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	(a)

(a)	Security has a zero value.
[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at January 31, 2012, which were valued using significant unobservable inputs (Level 3), amounted to approximately $0.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:     /s/ Patricia A. Maleski

           Patricia A. Maleski

           President and Principal Executive Officer

           March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Patricia A. Maleski

           Patricia A. Maleski

           President and Principal Executive Officer

           March 30, 2012

By:    /s/ Joy C. Dowd

           Joy C. Dowd

           Treasurer and Principal Financial Officer

           March 30, 2012